                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        November 10, 2003

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    4
         Form 13F Information Table Entry Total               76
         Form 13F Information Table Value Total:        $379,487 (thousands)

List of Other Included Managers:

         No.    13F File No.        Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC
         04                         Joe Crevelli
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                  Form 13F as of 09/30/03
          Reporting Manager: Raiff Partners, Inc.

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      Item 1            Item 2     Item 3      Item 4        Item 5             Item 6            Item 7            Item 8
  Name of Issuer        Title      Cusip     Fair Market    Shares or    Investment Discretion                  Voting Authority
                       of Class    Number       Value       Principal
                                                             Amount                      Shared
                                                                        Sole    Shared    Other   Managers     Sole Shared  None
                                                                         (A)     (B)      (C)                  (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE                   CS    020002101     3,653,000     100,000              x                 1,2,3       x
AT&T                       CS    001957505     1,702,450      79,000              x                1,2,3,4      x
AT&T CAP CORP-
 8.25% PINES              PFD    00206J209        62,800       2,500              x                 1,2,3       x
AT&T WIRELESS SVCS         CS    00209A106       581,598      71,100              x                1,2,3,4      x
AXIS CAPITAL HOLDINGS      CS    G0692U109    57,530,883   2,305,847              x                 1,2,3       x
BEAR STEARNS USD1          CS    073902108     3,740,000      50,000              x                 1,2,3       x
BEVERLY ENTERPRISES
 INC                       CS    087851309     2,843,968     480,400              x                1,2,3,4      x
BIOVAIL CORP               CS    09067J109     1,909,510      51,400              x                1,2,3,4      x
BJS WHOLESALE CLUB
 INC                       CS    05548J106     4,067,700     210,000              x                 1,2,3       x
BON TON STORES INC.        CS    09776J101     1,905,348     191,300              x                 1,2,3       x
BOYD GAMING CORP           CS    103304101       843,878      55,300              x                1,2,3,4      x
CANADIAN SUPERIOR
 ENERGY INC                CS    136644101       360,240     237,000              x                1,2,3,4      x
CENTEX                     CS    152312104     1,557,600      20,000              x                 1,2,3       x
CHUBB                      CS    171232101     5,514,800      85,000              x                 1,2,3       x
CIT GROUP                  CS    125581108    16,537,000     575,000              x                 1,2,3       x
CITIGROUP INC COM STK      CS    172967101    17,657,880     388,000              x                 1,2,3       x
COCA-COLA ENTERP           CS    191219104    12,770,200     670,000              x                 1,2,3       x
CORNING                    CS    219350105     6,262,416     664,800              x                 1,2,3       x
E*TRADE GROUP INC          CS    269246104     1,852,000     200,000              x                 1,2,3       x
EL PASO CORPORATION        CS    28336l109     1,153,400     158,000              x                1,2,3,4      x
EQUITY OFFICE PROP         CS    294741103     6,882,500     250,000              x                 1,2,3       x
FEDERATED DEP COM          CS    31410H101    13,408,000     320,000              x                 1,2,3       x
FORD MOTOR COMPANY
 6.5%                     PFD    345395206       346,480       8,000              x                 1,2,3       x
FRIEDMAN BILLINGS
 RAMSEY - A                CS    358434108     2,415,000     140,000              x                 1,2,3       x
FRIEDMAN'S INC             CS    358438109     5,323,320     381,600              x                 1,2,3       x
FRONTLINE LTD              CS    G3682E127     5,142,250     307,000              x                 1,2,3       x
GENERAL DYNAMICS           CS    369550108    10,538,100     135,000              x                 1,2,3       x
GULFTERRA ENERGY
 PARTNERS LP               CS    40274U108       401,000      10,000              x                 1,2,3       x
HARTFORD FINCL SRVCS       CS    416515104    14,736,400     280,000              x                 1,2,3       x
HOUSEHOLD
 INTERNATIONAL 10%
 6/30/30 PFD              PFD    44180S207       111,120       4,000              x                 1,2,3       x
HSBC HOLDINGS              CS    404280406    14,850,000     225,000              x                 1,2,3       x
J.P. MORGAN CHASE          CS    46625H100     6,694,350     195,000              x                 1,2,3       x
JOHN HANCOCK FINL          CS    41014S106     3,380,000     100,000              x                 1,2,3       x
JOURNAL COMMUNICATIONS
 INC - A                   CS    481130102     2,482,500     150,000              x                 1,2,3       x
KERYX
 BIOPHARMACEUTICALS        CS    492515101       330,994      99,100              x                1,2,3,4      x
LEHMAN BROTHERS            CS    524908100     7,253,400     105,000              x                 1,2,3       x
LUCENT TECHNOLOGIES        CS    549463107       918,000     425,000              x                1,2,3,4      x
La QUINTA PPTYS INC
 9.0% SER A 1/10          PFD    50419Q201       124,850       5,000              x                 1,2,3       x
LaJOLLA
 PHARMACEUTICAL CO         CS    503459109       305,293      76,900              x                1,2,3,4      x
MBNA                       CS    55262L100     2,439,600     107,000              x                 1,2,3       x
MCDONALD'S                 CS    580135101     8,239,000     350,000              x                 1,2,3       x
MCMORAN EXPLORATION CO     CS    582411104     1,127,648     107,600              x                1,2,3,4      x
MERRILL LYNCH & CO         CS    590188108     5,085,350      95,000              x                 1,2,3       x
NATIONAL
 FINANCIAL PARTNERS        CS    63607P208       810,000      30,000              x                 1,2,3       x
NBTY INC                   CS    628782104       539,385      23,100              x                 1,2,3       x
NORTHROP GRUMMAN           CS    666807102     3,879,900      45,000              x                 1,2,3       x
NTN COMMUNICATIONS INC     CS    629410309       239,870      83,000              x                1,2,3,4      x
NVP CAPITAL III            CS    62944L201       101,750       5,000              x                 1,2,3       x
OLD REPUBLIC INTL          CS    680223104     3,712,698     112,200              x                 1,2,3       x
OMI CORP                   CS    690732102     1,488,176     224,800              x                1,2,3,4      x
ORIENT EXPRESS
 HOTELS LTD                CS    G67743107     1,326,000      85,000              x                 1,2,3       x
OXFORD INDUSTRIES INC      CS    691497309     8,827,500     137,500              x                 1,2,3       x
PLAINS ALL AMER
 PIPELINE LP               CS    726503105       150,250       5,000              x                 1,2,3       x
PROVIDIAN FINL CORP        CS    74406A102     4,244,400     360,000              x                 1,2,3       x
PXRE GROUP LTD             CS    704227107     1,597,550      89,000              x                 1,2,3       x
ROYAL CARIBBEAN LTD        CS    V7780T103     4,216,500     150,000              x                 1,2,3       x
RPM INTERNATIONAL INC      CS    749685103     1,306,000     100,000              x                 1,2,3       x
SEARS ROEBUCK USD.75       CS    812387108    17,273,350     395,000              x                 1,2,3       x
SMITHFIELD FOODS INC       CS    832248108     3,840,000     200,000              x                 1,2,3       x
SONY CORP                  CS    835699307     7,482,000     215,000              x                 1,2,3       x
STAGE STORES INC           CS    85254C305     1,040,638      40,970              x                 1,2,3       x
SUN HEALTHCARE
 GROUP INC                 CS    866933401       515,475      71,100              x                1,2,3,4      x
SUN MICROSYSTEMS           CS    866810104       653,725     197,500              x                1,2,3,4      x
TOMMY HILFIGER CORP        CS    G8915Z102     8,956,320     752,000              x                 1,2,3       x
TOYS R US                  CS    892335100     7,819,500     650,000              x                 1,2,3       x
TYSON FOODS INC            CS    902494103    14,038,155     993,500              x                 1,2,3       x
UNIVERSAL HEALTH           CS    913903100     7,170,250     145,000              x                 1,2,3       x
UNIVERSAL HEALTH
 REALTY                    CS    91359E105     3,108,675     114,500              x                 1,2,3       x
VALUE CITY DEPT
 STORES INC                CS    920387107       800,052     191,400              x                 1,2,3       x
VASOGEN INC                CS    92232F103       340,215      61,300              x                1,2,3,4      x
WARNACO GROUP INC          CS    934390402     2,587,706     165,985              x                 1,2,3       x
WASHINGTON MUTUAL          CS    939322103     5,905,500     150,000              x                 1,2,3       x
WESTERN RESOURCE
 7.875% SER A             PFD    959423203       120,000       4,800              x                 1,2,3       x
WILLIS GROUP HOLDINGS      CS    G96655108    10,353,525     336,700              x                 1,2,3       x


TOTAL PORTFOLIO                              324,061,788
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